Information on market risk and fair value of financial assets and liabilities (telecom activities) - Available undrawn credit facilities (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,394
Cash equivalents	3,178
Investments at fair value	4,500
UCITS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	2,632
Term deposits
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash equivalents	150
NEU Commercial Paper [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	4,128
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investments at fair value	357
Parent Company [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Available undrawn amount of credit facilities	€ 6,000